Concentration of Risk	12 Months Ended
Jul. 31, 2020
Risks and Uncertainties [Abstract]
Concentration of Risk

12. CONCENTRATION OF RISK

The Company is exposed to the following concentrations of risk:

(a)	Major customers

For the year ended July 31, 2020 and 2019, the customers who accounted for 10% or more of the Company’s sales and its outstanding receivable balance at year-end are presented as follows:

	For the year ended July 31
	2020	2019	2020	2019	2020	2019
	Revenue		Percentage of Revenue		Accounts Receivable, Trade
Customer A	$61,453	$10,204	100%	100%	$17,943	$10,204
	$61,453	$10,204	100%	100%	$17,943	$10,204

(b)	Major vendors

For the year ended July 31, 2020 and 2019, the vendors who accounted for 10% or more of the Company’s purchases and its outstanding payable balance at year-end are presented as follows:

	For the year ended July 31
	2020	2019	2020	2019	2020	2019
	Cost of Revenue		Percentage of Cost of Revenues		Accounts Payable, Trade
Vendor A	$38,865	$-	100%	-%	$577	$-
	$38,865	$-	100%	-%	$577	$-